RETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Components of net (benefit) expense
The following table summarizes the components of net expense recognized in the Consolidated Statement of Income for the Company’s U.S. post employment plans.

	Net expense
In millions of dollars	2016	2015	2014
Service related expense
Interest cost on benefit obligation	$3	$4	$5
Amortization of unrecognized
Prior service (benefit) cost	(31)	(31)	(31)
Net actuarial loss	5	12	14
Total service related benefit	$(23)	$(15)	$(12)
Non-service related expense	$21	$3	$37
Total net (benefit) expense	$(2)	$(12)	$25
The following table summarizes the components of net (benefit) expense recognized in the Consolidated Statement of Income for the Company’s pension and postretirement plans, for Significant Plans and All Other Plans:

	Pension plans						Postretirement benefit plans
	U.S. plans			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2016	2015	2014	2016	2015	2014	2016	2015	2014	2016	2015	2014
Qualified plans
Benefits earned during the year	$3	$4	$6	$154	$168	$178	$—	$—	$—	$10	$12	$15
Interest cost on benefit obligation	520	553	541	282	317	376	25	33	33	94	108	120
Expected return on plan assets	(886)	(893)	(878)	(287)	(323)	(384)	(9)	(3)	(1)	(86)	(105)	(121)
Amortization of unrecognized
Prior service (benefit) cost	—	(3)	(3)	(1)	2	1	—	—	—	(10)	(11)	(12)
Net actuarial loss	160	139	105	69	73	77	(1)	—	—	30	43	39
Curtailment loss (gain)(1)	13	14	—	(2)	—	14	—	—	—	—	(1)	—
Settlement loss (gain)(1)	—	—	—	6	44	53	—	—	—	—	—	—
Special termination benefits(1)	—	—	—	—	—	9	—	—	—	—	—	—
Net qualified plans (benefit) expense	$(190)	$(186)	$(229)	$221	$281	$324	$15	$30	$32	$38	$46	$41
Nonqualified plans expense	$40	$43	$45	$—	$—	$—	$—	$—	$—	$—	$—	$—
Total net (benefit) expense	$(150)	$(143)	$(184)	$221	$281	$324	$15	$30	$32	$38	$46	$41

(1)	Losses and gains due to curtailment, settlement and special termination benefits relate to repositioning and divestiture actions.

Summary of entity's contributions
The following table summarizes the actual Company contributions for the years ended December 31, 2016 and 2015, as well as estimated expected Company contributions for 2017. Expected contributions are subject to change, since contribution decisions are affected by various factors, such as market performance, tax considerations, and regulatory requirements.

	Pension plans(1)						Postretirement benefit plans(1)
	U.S. plans(2)			Non-U.S. plans			U.S. plans			Non-U.S. plans
In millions of dollars	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Contributions made by the Company	$—	$500	$—	$90	$82	$92	$—	$—	$174	$4	$4	$4
Benefits paid directly by the Company	71	56	52	44	44	42	—	6	61	5	5	5

(1)	Amounts reported for 2017 are expected amounts.

(2)	The U.S. pension plans include benefits paid directly by the Company for the nonqualified pension plans.

Summary of the funded status and amounts recognized in the Consolidated Balance Sheet for the Company's U.S. qualified, non-qualified plans and plans outside the U.S.
The following tables summarize the funded status and amounts recognized in the Consolidated Balance Sheet for the Company’s pension and postretirement plans:

	Pension plans				Postretirement benefit plans
In millions of dollars	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
	2016	2015	2016	2015	2016	2015	2016	2015
Change in projected benefit obligation
Qualified plans
Projected benefit obligation at beginning of year	$13,231	$14,060	$6,534	$7,252	$817	$917	$1,291	$1,527
Benefits earned during the year	3	4	154	168	—	—	10	12
Interest cost on benefit obligation	520	553	282	317	25	33	94	108
Plan amendments	—	—	(28)	6	—	—	—	—
Actuarial loss (gain)	351	(649)	589	(28)	(105)	(55)	3	(88)
Benefits paid, net of participants’ contributions	(722)	(751)	(323)	(294)	(64)	(90)	(59)	(57)
Expected government subsidy	—	—	—	—	13	12	—	—
Divestitures	—	—	(22)	(147)	—	—	—	—
Settlement (gain) loss(1)	—	—	(38)	(61)	—	—	—	—
Curtailment (gain) loss(1)	13	14	(15)	(8)	—	—	(4)	—
Foreign exchange impact and other	(125)	—	(611)	(671)	—	—	(194)	(211)
Qualified plans	$13,271	$13,231	$6,522	$6,534	$686	$817	$1,141	$1,291
Nonqualified plans	729	712	—	—	—	—	—	—
Projected benefit obligation at year end	$14,000	$13,943	$6,522	$6,534	$686	$817	$1,141	$1,291

(1)	Curtailment and settlement (gains) losses relate to repositioning and divestiture activities.

	Pension plans				Postretirement benefit plans
	U.S. plans		Non-U.S. plans		U.S. plans		Non-U.S. plans
In millions of dollars	2016	2015	2016	2015	2016	2015	2016	2015
Change in plan assets
Qualified plans
Plan assets at fair value at beginning of year	$12,137	$13,071	$6,104	$7,057	$166	$10	$1,133	$1,384
Actual return on plan assets	572	(183)	967	56	8	(1)	122	(5)
Company contributions	500	—	126	134	6	235	9	9
Plan participants’ contributions	—	—	5	5	49	49	—	—
Divestitures	—	—	(5)	(131)	—	—	—	—
Settlements	—	—	(38)	(61)	—	—	—	—
Benefits paid, net of government subsidy	(722)	(751)	(329)	(299)	(100)	(127)	(59)	(57)
Foreign exchange impact and other	(124)	—	(681)	(657)	—	—	(190)	(198)
Qualified plans	$12,363	$12,137	$6,149	$6,104	$129	$166	$1,015	$1,133
Nonqualified plans	—	—	—	—	—	—	—	—
Plan assets at fair value at year end	$12,363	$12,137	$6,149	$6,104	$129	$166	$1,015	$1,133

Funded status of the plans
Qualified plans(1)	$(908)	$(1,094)	$(373)	$(430)	$(557)	$(651)	$(126)	$(158)
Nonqualified plans(2)	(729)	(712)	—	—	—	—	—	—
Funded status of the plans at year end	$(1,637)	$(1,806)	$(373)	$(430)	$(557)	$(651)	$(126)	$(158)

Net amount recognized
Qualified plans
Benefit asset	$—	$—	$711	$726	$—	$—	$166	$115
Benefit liability	(908)	(1,094)	(1,084)	(1,156)	(557)	(651)	(292)	(273)
Qualified plans	$(908)	$(1,094)	$(373)	$(430)	$(557)	$(651)	$(126)	$(158)
Nonqualified plans	(729)	(712)	—	—	—	—	—	—
Net amount recognized on the balance sheet	$(1,637)	$(1,806)	$(373)	$(430)	$(557)	$(651)	$(126)	$(158)

Amounts recognized in Accumulated other comprehensive income (loss)
Qualified plans
Net transition obligation	$—	$—	$(1)	$(1)	$—	$—	$—	$—
Prior service benefit	—	—	29	5	—	—	98	125
Net actuarial gain (loss)	(6,612)	(6,107)	(1,302)	(1,613)	106	3	(399)	(547)
Qualified plans	$(6,612)	$(6,107)	$(1,274)	$(1,609)	$106	$3	$(301)	$(422)
Nonqualified plans	(296)	(266)	—	—	—	—	—	—
Net amount recognized in equity (pretax)	$(6,908)	$(6,373)	$(1,274)	$(1,609)	$106	$3	$(301)	$(422)

Accumulated benefit obligation
Qualified plans	$13,268	$13,226	$6,090	$6,049	$686	$817	$1,141	$1,291
Nonqualified plans	726	706	—	—	—	—	—	—
Accumulated benefit obligation at year end	$13,994	$13,932	$6,090	$6,049	$686	$817	$1,141	$1,291

(1)
The U.S. qualified pension plan is fully funded under specified Employee Retirement Income Security Act (ERISA) funding rules as of January 1, 2017 and no minimum required funding is expected for 2017.

(2)	The nonqualified plans of the Company are unfunded.

Change in accumulated other comprehensive income (loss)
The following table shows the change in Accumulated other comprehensive income (loss) related to the Company’s pension, postretirement and post employment plans:

In millions of dollars	2016	2015	2014

Beginning of year balance, net of tax(1)(2)	$(5,116)	$(5,159)	$(3,989)
Actuarial assumptions changes and plan experience	(854)	898	(3,404)
Net asset gain (loss) due to difference between actual and expected returns	400	(1,457)	833
Net amortizations	232	236	202
Prior service (cost) credit	28	(6)	13
Curtailment/settlement gain(3)	17	57	67
Foreign exchange impact and other	99	291	459
Change in deferred taxes, net	30	24	660
Change, net of tax	$(48)	$43	$(1,170)
End of year balance, net of tax(1)(2)	$(5,164)	$(5,116)	$(5,159)

(1)	See Note 19 to the Consolidated Financial Statements for further discussion of net Accumulated other comprehensive income (loss) balance.

(2)	Includes net-of-tax amounts for certain profit sharing plans outside the U.S.

(3)	Curtailment and settlement gains relate to repositioning and divestiture activities.

Aggregate projected benefit obligation (PBO), accumulated benefit obligation (ABO), and fair value of plan assets for pension plans with a PBO or ABO that exceeds the fair value of plan assets
At December 31, 2016 and 2015, the aggregate projected benefit obligation (PBO), the aggregate accumulated benefit obligation (ABO), and the aggregate fair value of plan assets are presented for all defined benefit pension plans with a PBO in excess of plan assets and for all defined benefit pension plans with an ABO in excess of plan assets as follows:

	PBO exceeds fair value of plan assets				ABO exceeds fair value of plan assets
	U.S. plans(1)		Non-U.S. plans		U.S. plans(1)		Non-U.S. plans
In millions of dollars	2016	2015	2016	2015	2016	2015	2016	2015
Projected benefit obligation	$14,000	$13,943	$2,484	$3,918	$14,000	$13,943	$2,282	$2,369
Accumulated benefit obligation	13,994	13,932	2,168	3,488	13,994	13,932	2,012	2,047
Fair value of plan assets	12,363	12,137	1,399	2,762	12,363	12,137	1,224	1,243

(1)	At December 31, 2016 and 2015, for both the U.S. qualified plan and nonqualified plans, the aggregate PBO and the aggregate ABO exceeded plan assets.

Schedule of expected long term rates of return on assets
The following table shows the expected rates of return used in determining the Company’s pension expense compared to the actual rate of return on plan assets during 2016, 2015 and 2014 for the U.S. pension and postretirement plans:

	2016	2015	2014
Expected rate of return	7.00%	7.00%	7.00%
Actual rate of return(1)	4.90	(1.70)	7.80

(1)	Actual rates of return are presented net of fees.

Retirement plan and mortality projections
At December 31, 2016, the Company maintained the Retirement Plan 2014 (RP-2014) mortality table and adopted the Mortality Projection 2016 (MP-2016) projection table for the U.S. plans.

U.S. plans	2016(2)	2015(3)
Mortality(1)
Pension	RP-2014/MP-2016	RP-2014/MP-2015
Postretirement	RP-2014/MP-2016	RP-2014/MP-2015

(1)	The RP-2014 table is the white-collar RP-2014 table, with a 4% increase in rates to reflect the lower life expectancy of Citi plan participants.

(2)	The MP-2016 projection scale is projected from 2011, with convergence to 0.75% ultimate rate of annual improvement by 2032.

(3)	The MP-2015 projection scale is projected from 2011, with convergence to 0.5% ultimate rate of annual improvement by 2029.

Effect of one-percentage-point change in the discount rates on pension expense
The following tables summarize the effect on pension expense of a one-percentage-point change in the discount rate:

	One-percentage-point increase
In millions of dollars	2016	2015	2014
U.S. plans	$31	$26	$28
Non-U.S. plans	(33)	(32)	(39)

	One-percentage-point decrease
In millions of dollars	2016	2015	2014
U.S. plans	$(47)	$(44)	$(45)
Non-U.S. plans	37	44	56

Schedule of effect of one percentage point change in expected rates of return
The following tables summarize the effect on pension expense of a one-percentage-point change in the expected rates of return:

	One-percentage-point increase
In millions of dollars	2016	2015	2014
U.S. plans	$(127)	$(128)	$(129)
Non-U.S. plans	(61)	(63)	(67)

	One-percentage-point decrease
In millions of dollars	2016	2015	2014
U.S. plans	$127	$128	$129
Non-U.S. plans	61	63	67

Schedule of health care cost trend rates
Assumed health care cost trend rates were as follows:

	2016	2015
Health care cost increase rate for U.S. plans
Following year	6.50%	7.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached(1)	2023	2020

(1) Weighted average for plans with different following year and ultimate rates.

	2016	2015
Health care cost increase rate for Non-U.S. plans (weighted average)
Following year	6.86%	6.87%
Ultimate rate to which cost increase is assumed to decline	6.85	6.36
Range of years in which the ultimate rate is reached	2017–2029	2016–2029

Schedule of effect of one percentage point change in assumed health care cost trend rates
 A one-percentage-point change in assumed health care cost trend rates would have the following effects:

	One-percentage- point increase		One- percentage- point decrease
In millions of dollars	2016	2015	2016	2015
U.S. plans
Effect on benefits earned and interest cost for postretirement plans	$1	$2	$(1)	$(2)
Effect on accumulated postretirement benefit obligation for postretirement plans	30	45	(26)	(38)

	One-percentage- point increase		One- percentage- point decrease
In millions of dollars	2016	2015	2016	2015
Non-U.S. plans
Effect on benefits earned and interest cost for postretirement plans	$12	$15	$(10)	$(12)
Effect on accumulated postretirement benefit obligation for postretirement plans	144	156	(118)	(128)

Assumptions used in determining benefit obligations and net benefit expense
Other significant assumptions for the awards are as follows:

Valuation Assumptions	2016	2015	2014
Expected volatility	24.37%	27.13%	39.12%
Expected dividend yield	0.40%	0.08%	0.08%
Certain assumptions used in determining pension and postretirement benefit obligations and net benefit expense for the Company’s plans are shown in the following table:

At year end	2016	2015
Discount rate
U.S. plans
Qualified pension	4.10%	4.40%
Nonqualified pension	4.00	4.35
Postretirement	3.90	4.20
Non-U.S. pension plans
Range	0.25 to 72.50	0.25 to 42.00
Weighted average	4.40	4.76
Non-U.S. postretirement plans
Range	1.75 to 11.05	2.00 to 13.20
Weighted average	8.27	7.90
Future compensation increase rate(1)
Non-U.S. pension plans
Range	1.25 to 70.00	1.00 to 40.00
Weighted average	3.21	3.24
Expected return on assets
U.S. plans	6.80	7.00
Non-U.S. pension plans
Range	1.00 to 11.50	1.60 to 11.50
Weighted average	4.55	4.95
Non-U.S. postretirement plans
Range	8.00 to 10.30	8.00 to 10.70
Weighted average	8.02	8.01

(1)	Not material for U.S. plans

During the year	2016	2015	2014
Discount rate
U.S. plans
Qualified pension	4.40%/3.95%/ 3.65%/3.55%	4.00%/3.85%/ 4.45%/4.35%	4.75%/4.55%/ 4.25%/4.25%
Nonqualified pension	4.35/3.90/ 3.55/3.45	3.90/3.70/ 4.30/4.25	4.75
Postretirement	4.20/3.75/ 3.40/3.30	3.80/3.65/ 4.20/4.10	4.35/4.15/ 3.95/4.00
Non-U.S. pension plans(1)
Range	0.25 to 42.00	1.00 to 32.50	1.60 to 29.25
Weighted average	4.76	4.74	5.60
Non-U.S. postretirement plans(1)
Range	2.00 to 13.20	2.25 to 12.00	3.50 to 11.90
Weighted average	7.90	7.50	8.65
Future compensation increase rate (2)
Non-U.S. pension plans(1)
Range	1.00 to 40.00	0.75 to 30.00	1.00 to 26.00
Weighted average	3.24	3.27	3.40
Expected return on assets
U.S. plans	7.00	7.00	7.00
Non-U.S. pension plans(1)
Range	1.60 to 11.50	1.30 to 11.50	1.20 to 11.50
Weighted average	4.95	5.08	5.68
Non-U.S. postretirement plans(1)
Range	8.00 to 10.70	8.50 to 10.40	8.50 to 8.90
Weighted average	8.01	8.51	8.50

(1) Reflects rates utilized to determine the first quarter expense for Significant non-U.S. pension and postretirement plans.

(2)	Not material for U.S. plans
The following table summarizes certain assumptions used in determining the post employment benefit obligations and net benefit expense for the Company’s U.S. post employment plans.

	2016	2015
Discount rate	3.40%	3.70%
Health care cost increase rate
Following year	6.50%	7.00%
Ultimate rate to which cost increase is assumed to decline	5.00	5.00
Year in which the ultimate rate is reached	2023	2020
Citigroup’s pension and postretirement plans’ asset allocations for the U.S. plans and the target allocations by asset category based on asset fair values, are as follows:

	Target asset allocation	U.S. pension assets at December 31,		U.S. postretirement assets at December 31,
Asset category(1)	2017	2016	2015	2016	2015
Equity securities(2)	0–30%	18%	19%	18%	19%
Debt securities	20–72	47	46	47	46
Real estate	0–10	5	4	5	4
Private equity	0–12	4	6	4	6
Other investments	12–29	26	25	26	25
Total		100%	100%	100%	100%

(1)
Asset allocations for the U.S. plans are set by investment strategy, not by investment product. For example, private equities with an underlying investment in real estate are classified in the real estate asset category, not private equity.

(2)	Equity securities in the U.S. pension and postretirement plans do not include any Citigroup common stock at the end of 2016 and 2015.
Citigroup’s pension and postretirement plans’ weighted-average asset allocations for the non-U.S. plans and the actual ranges, and the weighted-average target allocations by asset category based on asset fair values, are as follows:

	Non-U.S. pension plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2017	2016	2015	2016	2015
Equity securities	0–63%	0–69%	0–68%	14%	16%
Debt securities	0–100	0–100	0–100	79	77
Real estate	0–18	0–18	0–18	1	1
Other investments	0–100	0–100	0–100	6	6
Total				100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

	Non-U.S. postretirement plans
	Target asset allocation	Actual range at December 31,		Weighted-average at December 31,
Asset category(1)	2017	2016	2015	2016	2015
Equity securities	0–39%	0–38%	0–41%	38%	41%
Debt securities	57–100	57–100	56–100	58	56
Other investments	0–3	0–4	0–3	4	3
Total				100%	100%

(1)	Similar to the U.S. plans, asset allocations for certain non-U.S. plans are set by investment strategy, not by investment product.

Schedule of fair value of plan assets by measurement levels
Plan assets by detailed asset categories and the fair value hierarchy are as follows:

	U.S. pension and postretirement benefit plans(1)
In millions of dollars	Fair value measurement at December 31, 2016
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$639	$—	$—	$639
Non-U.S. equities	773	—	—	773
Mutual funds	216	—	—	216
Commingled funds	—	866	—	866
Debt securities	1,297	2,845	—	4,142
Annuity contracts	—	—	3	3
Derivatives	8	543	—	551
Other investments	—	—	2	2
Total investments	$2,933	$4,254	$5	$7,192
Cash and short-term investments	$19	$1,239	$—	$1,258
Other investment liabilities	(9)	(553)	—	(562)
Net investments at fair value	$2,943	$4,940	$5	$7,888
Other investment receivables redeemed at NAV				$100
Securities valued at NAV				4,504
Total net assets				$12,492

(1)
The investments of the U.S. pension and postretirement plans are commingled in one trust. At December 31, 2016, the allocable interests of the U.S. pension and postretirement plans were 99.0% and 1.0%, respectively.

	U.S. pension and postretirement benefit plans(1)
In millions of dollars	Fair value measurement at December 31, 2015
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$694	$—	$—	$694
Non-U.S. equities	816	—	—	816
Mutual funds	223	—	—	223
Commingled funds	—	915	—	915
Debt securities	1,172	2,761	—	3,933
Annuity contracts	—	—	27	27
Derivatives	6	521	—	527
Other investments	—	—	147	147
Total investments	$2,911	$4,197	$174	$7,282
Cash and short-term investments	$138	$1,064	$—	$1,202
Other investment liabilities	(10)	(515)	—	(525)
Net investments at fair value	$3,039	$4,746	$174	$7,959
Other investment receivables redeemed at NAV				$18
Securities valued at NAV				4,326
Total net assets				$12,303

(1)
The investments of the U.S. pension and postretirement plans are commingled in one trust. At December 31, 2015, the allocable interests of the U.S. pension and postretirement plans were 98.6% and 1.4%, respectively.

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2016
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$4	$11	$—	$15
Non-U.S. equities	87	174	1	262
Mutual funds	2,345	406	—	2,751
Commingled funds	22	—	—	22
Debt securities	3,406	1,206	7	4,619
Real estate	—	3	1	4
Annuity contracts	—	1	36	37
Derivatives	—	43	—	43
Other investments	1	—	159	160
Total investments	$5,865	$1,844	$204	$7,913
Cash and short-term investments	$116	$2	$—	$118
Other investment liabilities	(1)	(960)	—	(961)
Net investments at fair value	$5,980	$886	$204	$7,070
Securities valued at NAV				$92
Total net assets				$7,162

	Non-U.S. pension and postretirement benefit plans
In millions of dollars	Fair value measurement at December 31, 2015
Asset categories	Level 1	Level 2	Level 3	Total
U.S. equities	$5	$11	$—	$16
Non-U.S. equities	74	222	47	343
Mutual funds	2,935	—	—	2,935
Commingled funds	26	—	—	26
Debt securities	2,995	1,215	5	4,215
Real estate	—	3	1	4
Annuity contracts	—	1	41	42
Other investments	1	—	163	164
Total investments	$6,036	$1,452	$257	$7,745
Cash and short-term investments	$73	$2	$—	$75
Other investment liabilities	—	(690)	—	(690)
Net investments at fair value	$6,109	$764	$257	$7,130
Securities valued at NAV				$107
Total net assets				$7,237

Schedule of effect of significant unobservable inputs, changes in plan assets
The reconciliations of the beginning and ending balances during the year for Level 3 assets are as follows:

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2015	Realized gains (losses)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2016
Annuity contracts	$27	$—	$(3)	$(21)	$—	$3
Other investments	147	8	(10)	(143)	—	2
U.S. equities	—	(2)	2	—	—	—
Total investments	$174	$6	$(11)	$(164)	$—	$5

In millions of dollars	U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2014(1)	Realized gains (losses)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2015
Annuity contracts	$59	$—	$(4)	$(28)	$—	$27
Other investments	161	(1)	(9)	(4)	—	147
Total investments	$220	$(1)	$(13)	$(32)	$—	$174

(1)	Beginning balance was adjusted to exclude $2,496 million of investments valued at NAV.

In millions of dollars	Non-U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2015	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2016
Non-U.S. equities	$47	$(3)	$(2)	$(41)	$1
Debt securities	5	—	2	—	7
Real estate	1	—	—	—	1
Annuity contracts	41	(4)	(1)	—	36
Other investments	163	4	(8)	—	159
Total investments	$257	$(3)	$(9)	$(41)	$204

In millions of dollars	Non-U.S. pension and postretirement benefit plans
Asset categories	Beginning Level 3 fair value at Dec. 31, 2014(1)	Unrealized gains (losses)	Purchases, sales, and issuances	Transfers in and/or out of Level 3	Ending Level 3 fair value at Dec. 31, 2015
Non-U.S. equities	$48	$(1)	$—	$—	$47
Debt securities	6	(1)	—	—	5
Real estate	—	—	—	1	1
Annuity contracts	32	2	4	3	41
Other investments	165	(2)	2	(2)	163
Total investments	$251	$(2)	$6	$2	$257

(1)	Beginning balance was adjusted to exclude $5 million of investments valued at NAV.

Schedule of expected benefit payments
The Company expects to pay the following estimated benefit payments in future years:

	Pension plans		Postretirement benefit plans
In millions of dollars	U.S. plans	Non-U.S. plans	U.S. plans	Non-U.S. plans
2017	$893	$357	$62	$57
2018	798	337	60	61
2019	810	359	58	66
2020	838	388	56	71
2021	857	404	55	76
2022–2026	4,455	2,352	247	475
The following table shows the estimated future benefit payments from the Medicare Part D subsidy of the U.S. postretirement plan.

In millions of dollars	Expected U.S. postretirement benefit payments
	Before Medicare Part D subsidy	Medicare Part D subsidy	After Medicare Part D subsidy
2017	$62	$—	$62
2018	60	—	60
2019	58	—	58
2020	56	—	56
2021	55	—	55
2022–2026	248	1	247

Defined contribution plans
The following table summarizes the Company contributions for the defined contribution plans:

	U.S. plans
In millions of dollars	2016	2015	2014
Company contributions	$371	$380	$383

	Non U.S. plans
In millions of dollars	2016	2015	2014
Company contributions	$268	$282	$302